DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Servers and network equipment
Property and Equipment
Estimated useful lives	4 years
Infrastructure systems | Minimum
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Maximum
Property and Equipment
Estimated useful lives	10 years
Office furniture and equipment | Minimum
Property and Equipment
Estimated useful lives	1 year
Office furniture and equipment | Maximum
Property and Equipment
Estimated useful lives	3 years
Buildings | Minimum
Property and Equipment
Estimated useful lives	10 years
Buildings | Maximum
Property and Equipment
Estimated useful lives	20 years
Land Rights
Property and Equipment
Estimated useful lives	50 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	5 years
Other equipment | Minimum
Property and Equipment
Estimated useful lives	2 years
Other equipment | Maximum
Property and Equipment
Estimated useful lives	10 years